Investment Components, Including Associated Derivatives but Excluding Held to Maturity Investments (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	$ 103,647	$ 93,308
Unrealized Gains	5,220	5,593
Unrealized Losses	(313)	(131)
Recorded Basis	108,554	98,770
Cash and cash equivalents	5,595	8,669	$ 3,804	$ 6,938
Short-term Investments	90,931	77,040
Equity and Other Investments	12,028	13,061
Cash
Cash, Cash Equivalents and Investments [Line Items]
Cash	3,679	4,980
Unrealized Gains	0	0
Unrealized Losses	0	0
Cash	3,679	4,980
Cash and cash equivalents	3,679	4,980
Short-term Investments	0	0
Equity and Other Investments	0	0
Mutual funds
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	1,100	590
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	1,100	590
Cash and cash equivalents	1,100	590
Short-term Investments	0	0
Equity and Other Investments	0	0
Commercial paper
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	1	189
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	1	189
Cash and cash equivalents	1	89
Short-term Investments	0	100
Equity and Other Investments	0	0
Certificates of deposit
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	906	1,197
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	906	1,197
Cash and cash equivalents	776	865
Short-term Investments	130	332
Equity and Other Investments	0	0
U.S. government and agency securities
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	72,843	66,952
Unrealized Gains	76	103
Unrealized Losses	(30)	(29)
Recorded Basis	72,889	67,026
Cash and cash equivalents	39	109
Short-term Investments	72,850	66,917
Equity and Other Investments	0	0
Foreign government bonds
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	5,477	3,328
Unrealized Gains	3	17
Unrealized Losses	(24)	(10)
Recorded Basis	5,456	3,335
Cash and cash equivalents	0	2,027
Short-term Investments	5,456	1,308
Equity and Other Investments	0	0
Mortgage- and asset-backed securities
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	4,899	991
Unrealized Gains	23	30
Unrealized Losses	(6)	(2)
Recorded Basis	4,916	1,019
Cash and cash equivalents	0	0
Short-term Investments	4,916	1,019
Equity and Other Investments	0	0
Corporate notes and bonds
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	7,192	6,845
Unrealized Gains	97	191
Unrealized Losses	(37)	(9)
Recorded Basis	7,252	7,027
Cash and cash equivalents	0	9
Short-term Investments	7,252	7,018
Equity and Other Investments	0	0
Municipal securities
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	285	287
Unrealized Gains	35	45
Unrealized Losses	(1)	0
Recorded Basis	319	332
Cash and cash equivalents	0	0
Short-term Investments	319	332
Equity and Other Investments	0	0
Common and preferred stock
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	6,668	6,785
Unrealized Gains	4,986	5,207
Unrealized Losses	(215)	(81)
Recorded Basis	11,439	11,911
Cash and cash equivalents	0	0
Short-term Investments	0	0
Equity and Other Investments	11,439	11,911
Other investments
Cash, Cash Equivalents and Investments [Line Items]
Cost Basis	597	1,164
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	597	1,164
Cash and cash equivalents	0	0
Short-term Investments	8	14
Equity and Other Investments	$ 589	$ 1,150